CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		$ 469	$ 192
Accounts receivable and other		448	394
Due from Brookfield Infrastructure		1,093	0
Current assets		2,010	586
Property, plant and equipment		4,803	5,111
Intangible assets		2,687	2,948
Goodwill		489	528
Financial assets		30	27
Other assets		15	101
Deferred income tax asset		52	43
Total assets		10,086	9,344
Liabilities
Accounts payable and other		605	505
Non-recourse borrowings		0	11
Financial liabilities		995	23
Loans payable to Brookfield Infrastructure		131	0
Exchangeable and class B shares		4,466	2,221
Current liabilities		6,197	2,760
Non-recourse borrowings		3,556	3,466
Loans payable to Brookfield Infrastructure		0	1,143
Financial liabilities		0	1,008
Other liabilities		119	96
Deferred income tax liability		1,638	1,443
Total liabilities		11,510	9,916
Equity
Brookfield Infrastructure Partners L.P	[1]	(2,127)	(1,722)
Non-controlling interests		703	1,150
Total equity		(1,424)	(572)
Total liabilities and equity		$ 10,086	$ 9,344

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.